Long-Term Bank Loans - Summary of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,883		¥ 4,656
Less: Current portion	(410)	$ (63)	(161)
Long-term bank loans, noncurrent	3,473	$ 534	4,495
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	3,533		4,246
US dollars [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	278		321
Euro [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 72		¥ 89